Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities

10. Secured Term Loan Facilities and Revolving Credit Facilities

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2018:

	December 31, 2017 (in thousands)	December 31, 2018 (in thousands)
Due within one year	$83,352	$70,600
Due in two years	70,600	128,725
Due in three years	128,725	60,600
Due in four years	60,600	302,461
Due in five years	302,461	113,352
Due in more than five years	126,452	—

Total secured term loan facilities and revolving credit facility	$772,190	$675,738
Less: current portion	83,352	70,600

Secured term loan facilities and revolving credit facility, non-current portion	$688,838	$605,138

On June 29, 2018 the Company obtained approval to amend one of the covenants in each of its secured term loan and revolving credit facilities. The covenant, requiring the ratio of Earnings before Interest, Tax, Depreciation and Amortization (“EBITDA”) to be at least two and a half times or three times interest has been amended to a requirement of two times interest, up to and including September 30, 2020, before then reverting back to the original requirements of two and a half times or three times interest, dependent upon the facility.

January 2015 Secured Term Loan Facility. On January 27, 2015 the Company entered into a secured term loan facility with Credit Agricole Corporate and Investment Bank as agent as well as HSH Nordbank AG and NIBC Bank N.V. to refinance the April 2013 $120.0 million secured term loan facility, as well as to provide financing for an additional five existing newbuildings. The January 2015 secured term loan facility has a term of up to seven years from the loan drawdown date with a maximum principal amount of up to $278.1 million. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 270 basis points per annum. The deferred finance costs associated with the extinguishment of the previous $120.0 million facility were written off in full. The facility is fully drawn and as of December 31, 2018 the amount still outstanding was $200.8 million which is repayable for each vessel tranche in quarterly installments of between $0.5 million and $0.7 million for seven years from the date of each vessel drawdown followed by a final payment of between $15.6 million and $18.3 after each seven year term ends.

This loan facility is secured by first priority mortgages on each of; Navigator Atlas, Navigator Europa, Navigator Oberon, Navigator Triton, Navigator Umbrio, Navigator Centauri, Navigator Ceres, Navigator Ceto and Navigator Copernico as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. As of December 31, 2018, the Company was in compliance with all covenants contained in this credit facility.

December 2015 Secured Revolving Credit Facility. On December 21, 2015 the company entered into a secured revolving credit facility with Nordea Bank AB and ABN Amro Bank N.V as agents, to provide financing for six vessels. The December 2015 secured revolving credit facility has a term of seven years from the loan arrangement date (expiring in December 2022) with a maximum principal amount of up to $290.0 million. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 210 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2018, the facility was fully drawn with an amount still outstanding of $246.7 million which is repayable over 15 combined quarterly installments of $4.1 million with the final combined repayment of $185.1 million on December 21, 2022.

This loan facility is secured by first priority mortgages on each of; Navigator Aurora, Navigator Eclipse, Navigator Nova, Navigator Prominence, Navigator Luga and Navigator Yauza as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also paid a commitment fee of 0.74% per annum based on any undrawn portion of the facility. As of December 31, 2018, the Company was in compliance with all covenants contained in this credit facility.

October 2016 Secured Term Loan and Revolving Credit Facility. On October 28, 2016 the company entered into a secured term loan and revolving credit facility with ABN Amro Bank N.V as agents as well as Nordea Bank AB, London Branch; DVB Bank SE and Skandinaviska Enskilda Banken AB to provide $130.0 million to refinance and extinguish the remaining debt under the 2011 secured term loan facility and the 2012 secured term loan facility; to provide $35 million as a newbuilding term loan to part finance Navigator Jorf, which was delivered in July 2017, and to provide a revolving credit facility of $55.0 million for general corporate purposes. The facility has a term of seven years from the first utilization date (expiring in December 2023) with a maximum principal amount of up to $220.0 million. As of December 31, 2018, the outstanding balance drawn on the secured term loan and newbuilding loan was $92.2 million which is repayable in 17 quarterly amounts of $4.1 million, followed by payments of $1.0 million, $0.5 million final repayment of $21.0 million. As of December 31, 2018, the Company had $55.0 million in available borrowing capacity under its October 2016 Secured Term Loan and Revolving Credit Facility

Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 260 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.

This facility is secured by first priority mortgages on each of: Navigator Gemini, Navigator Leo, Navigator Libra, Navigator Pegasus, Navigator Phoenix, Navigator Taurus and Navigator Jorf as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2018, the Company was in compliance with all covenants contained in this credit facility.

June 2017 Secured Term Loan and Revolving Credit Facility. On June, 2017 the company entered into a secured term loan and revolving credit facility with Nordea Bank AB (Publ.), Filial I Norge, BNP Paribas, DVB Bank America N.V., ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $160.8 million (the “June 2017 Secured Term Loan and Revolving Credit Facility”), to re-finance our $270.0 million February 2013 secured term loan facility that was due to mature in February 2018 and for general corporate purposes. The facility has $100.0 million as a secured term loan and $60.8 million available in a revolving credit facility with a term of six years from the date of the agreement (expiring in June 2023) with a maximum principal amount of up to $160.8 million. As of December 31, 2018, the outstanding balance drawn on the loan was $136.1 million which is repayable in 17 quarterly amounts of $4.1 million followed by a final repayment of $66.4 million. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 230 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.

The facility is secured by first priority mortgages on each of Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Capricorn, Navigator Scorpio and Navigator Virgo, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2:1 up to and including September 30, 2020, after which it will revert to 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee of 0.91% per annum based on any undrawn portion of the facility. As of December 31, 2018, the Company was in compliance with all covenants contained in this credit facility.

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$(83,352)	$(70,600)
Less: current portion of deferred financing costs	1,793	1,743

Current portion of secured term loan facilities, net of deferred financing costs	$(81,559)	$(68,857)

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion	$(688,838)	$(605,138)
Less: non-current portion of deferred financing costs	7,180	5,462

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$(681,658)	$(599,676)